Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 86,847	$ 71,117	$ 184,076	$ 157,040
Cost of revenue	62,173	61,817	149,870	163,192
Gross profit (loss)	24,674	9,300	34,206	(6,152)
Operating expenses:
Sales and marketing	6,589	8,973	13,980	18,205
Research and development	5,812	7,734	12,081	15,125
General and administrative	19,618	32,282	37,692	65,086
Transaction expenses	496	0	1,324	128
Total operating expense	32,515	48,989	65,077	98,544
Loss from operations	(7,841)	(39,689)	(30,871)	(104,696)
Interest (expense) income, net	(202)	(375)	216	(766)
Loss on disposal of assets	(11)	(1)	(22)	(7)
(Loss) gain on fair value remeasurement of contingent consideration	(376)	0	(2,809)	4,408
Change in fair value of derivative warrant liabilities	0	4,678	(534)	13,420
Gain on foreign currency	1,496	30,122	2,297	42,754
Total other income (expense)	907	34,424	(852)	59,809
Loss before income taxes	(6,934)	(5,265)	(31,723)	(44,887)
Income tax (expense) benefit	(3,952)	61	(4,600)	(515)
Gain from equity method investment	588	449	857	449
Net loss	$ (10,298)	$ (4,755)	$ (35,466)	$ (44,953)
Loss per share attributable to common stockholders:
Basic	$ (0.05)	$ (0.02)	$ (0.17)	$ (0.23)
Diluted	$ (0.05)	$ (0.02)	$ (0.17)	$ (0.23)
Weighted average common stock outstanding:
Basic	208,505,216	198,347,397	207,362,662	197,060,987
Diluted	208,505,216	198,347,397	207,362,662	197,060,987